Other Operating Gains Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other Operating Gains [Line Items]
Other operating (losses) gains, net	$ (36)	$ 8
Woodbridge [member]
Disclosure of Other Operating Gains [Line Items]
Gain on sale of subsidiary		$ 31